Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise Price of Warrants	$ 138
Class of Warrant or Right, Outstanding	53,900,329	53,900,329